Investments In and Receivables from Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016		Oct. 25, 2015	Oct. 26, 2009
Investments In and Receivables from Affiliates
Investments in and receivables from affiliates	$ 242,369	$ 239,590
Equity in earnings of affiliates	39,590	38,685	[1]	$ 23,887
Dividends received from affiliates	$ 27,500	46,200		37,300
MegaMex Foods, LLC
Investments In and Receivables from Affiliates
Ownership percentage	50.00%
Investments in and receivables from affiliates	$ 177,657	180,437
Equity in earnings of affiliates	31,357	30,651		26,849
Excess of investment over the underlying equity in net assets of the joint venture	14,400				$ 21,300
Foreign Joint Ventures
Investments In and Receivables from Affiliates
Investments in and receivables from affiliates	64,712	59,153
Equity in earnings of affiliates	$ 8,233	$ 8,034		$ (2,962)
Foreign Joint Ventures | Minimum
Investments In and Receivables from Affiliates
Ownership percentage	26.00%
Foreign Joint Ventures | Maximum
Investments In and Receivables from Affiliates
Ownership percentage	40.00%

[1]	Fiscal 2016 included 53 weeks